UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL
ALLOCATION FUND

FORM N-Q
SEPTEMBER 30, 2009

Legg Mason Permal Tactical Allocation Fund

Consolidated Schedule of Investments (unaudited)	September 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.0%
12,350	Calamos Convertible Opportunities and Income Fund	$146,842
38,442	Calamos Investment Trust - Calamos Convertible Fund, Class I Shares	668,121
25,490	Consumer Staples Select Sector SPDR Fund	648,975
7,515	iShares Trust - iShares Barclays TIPS Bond Fund	773,143
12,075	iShares Trust - iShares iBoxx Investment Grade Corporate Bond Fund	1,288,161
16,850	iShares Trust - iShares MSCI Emerging Markets Index Fund	655,633
48,100	iShares Trust - iShares MSCI Japan Index Fund	478,114
16,200	iShares Trust - iShares MSCI Pacific ex-Japan Index Fund	656,586
70,100	John Hancock Funds II - John Hancock Floating Rate Income Fund, Class I Shares	653,337
128,986	Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares (a)	1,327,269
40,493	Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares (a)	503,738
5,412	Legg Mason Partners Equity Trust - Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares (a)*	491,975
82,773	Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares (a)	982,514
121,882	Legg Mason Partners Income Trust - Legg Mason Western Asset Adjustable Rate Income Fund, Class I Shares (a)	976,277
83,411	Legg Mason Partners Income Trust - Legg Mason Western Asset Government Securities Fund, Class I Shares (a)	812,421
492,093	Legg Mason Partners Institutional Trust - CitiSM Institutional Liquid Reserves, Class A Shares (a)	492,093
9,700	PowerShares DB Commodity Index Tracking Fund *	213,982
8,950	PowerShares DB Multi-Sector Commodity Trust - PowerShares DB Agriculture Fund *	227,867
10,730	PowerShares QQQ TrustSM, Series 1	453,343
23,830	Rydex Series Funds - Managed Futures Strategy Fund, H-Class Shares	651,039
3,045	SPDR Gold Trust	300,998
7,240	SPDR Russell/Nomura Small Cap Japan ETF	291,265
39,804	The Royce Fund - Royce Special Equity Fund, Institutional Class Shares (a)	669,894
37,463	The Royce Fund - Royce Value Fund, Institutional Class Shares (a)*	366,387
126,844	Western Asset Funds Inc. - Western Asset Core Bond Portfolio, Institutional Select Class Shares (a)	1,330,592
41,437	Western Asset Funds Inc. - Western Asset High Yield Portfolio, Institutional Select Class Shares (a)	336,881

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $15,023,506)	16,397,447

Face Amount

SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$236,000	State Street Bank & Trust Co., dated 9/30/09, 0.010% due 10/1/09; Proceeds at maturity - $236,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 3/25/10; Market value - $244,780)
	(Cost - $236,000)	236,000

	TOTAL INVESTMENTS — 101.4% (Cost — $15,259,506#)	16,633,447
	Liabilities in Excess of Other Assets — (1.4)%	(236,468)

	TOTAL NET ASSETS — 100.0%	$16,396,979

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

1

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These schedule of investments are consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Underlying funds	$16,397,447	—	—	$16,397,447
Short-term investment†	—	$236,000	—	236,000

Total	$16,397,447	$236,000	—	$16,633,447

† See Consolidated Schedule of Investments for additional detailed categorizations.

2

Notes to Consolidated Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,386,013
Gross unrealized depreciation	(12,072)

Net unrealized appreciation	$1,373,941

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2009